Investment Strategy	Apr. 30, 2026
Founder-Led ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund is an exchange-traded fund (“ETF”) that uses a “passive management” (or indexing) approach to track the performance, before fees and expenses, of the Founder-Led Index (the “Index”). The Index tracks the performance of the top 50 founder-led publicly traded U.S. companies, defined as companies where at least one original founder currently serves in a C-suite or equivalent key executive role (e.g., CEO, President, CTO, CFO). The Index is owned and maintained by Corgi Strategies, LLC (the “Index Owner”), which is responsible for the selection criteria, constituent determination, and weighting methodology. Solactive AG (the “Index Calculator”) calculates and disseminates the Index on behalf of Corgi Strategies, LLC.
Founder-Led 2x Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an exchange traded fund that seeks, for a single day, investment results, before fees and expenses, that correspond to 2x the daily performance of the Founder-Led Index (the “Index”). The Fund follows a passive approach designed to deliver a multiple of the Index’s daily move rather than to outperform the Index.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Index and on baskets of Index constituents, and may also use exchange-traded equity index futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Index constituents directly.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of founder-led companies included in the Index and/or in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to such companies.

The Index measures the performance of U.S. publicly traded, founder-led companies. The Index is owned and administered by Corgi Strategies, LLC (the “Index Owner”), which sets the eligibility rules, selection process, and weighting framework. Solactive AG (the “Index Calculator”) serves as calculation agent and publishes Index values on behalf of the Index Owner. Additional details about the Index appear below under “The Index”.